Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Expenses, Net [Abstract]
Schedule of Other Expenses, Net

Other expenses, net for the year ended December 31, 2023, 21024 and 2025 consisted of the following:

	For the years ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Extinguishment losses	10,440,057	-	-

Total	10,440,057	-	-